Summary by Quarter (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
These tables summarize the unaudited results of operations for each quarter of 2016 and 2015:

2016	Q1	Q2		Q3		Q4		Total
Sales	$1,866.3	$1,777.4		$1,914.5		$1,945.5		$7,503.7
Gross profit(A)	570.4	564.4		594.3		598.0		2,327.1
Business separation costs(B)	12.0	7.4		9.5		21.7		50.6
Business restructuring and cost reduction actions(C)	—	10.7		13.2		10.6		34.5
Pension settlement loss(D)	—	2.0		1.0		2.1		5.1
Operating income(A)	372.5	371.6		394.6		391.0		1,529.7
Loss on extinguishment of debt(E)	—	—		—		6.9		6.9
Income tax provision	96.4	93.5	(F)	145.9	(F)	96.8	(F)	432.6	(F)
Net income (loss)	372.0	(465.5)		354.1		400.9		661.5
Net income attributable to Air Products
Income from continuing operations	280.9	278.9		250.3		289.4		1,099.5
Income (Loss) from discontinued operations	82.7	(752.2)		96.5		104.6		(468.4)
Net income (loss) attributable to Air Products	363.6	(473.3)		346.8		394.0		631.1
Basic Earnings Per Common Share Attributable to Air Products
Income from continuing operations	1.30	1.29		1.16		1.33		5.08
Income (Loss) from discontinued operations	.38	(3.48)		.44		.48		(2.16)
Net income (loss) attributable to Air Products	1.68	(2.19)		1.60		1.81		2.92
Diluted Earnings Per Common Share Attributable to Air Products
Income from continuing operations	1.29	1.28		1.15		1.32		5.04
Income (Loss) from discontinued operations	.38	(3.45)		.44		.48		(2.15)
Net income (loss) attributable to Air Products	1.67	(2.17)		1.59		1.80		2.89
Dividends declared per common share	.81	.86		.86		.86		3.39
Market price per common share – High	143.83	147.16		152.16		157.84
Market price per common share – Low	126.65	114.64		134.15		137.31

2015	Q1	Q2	Q3	Q4	Total
Sales	$2,041.0	$1,885.3	$1,934.4	$1,963.6	$7,824.3
Gross profit	557.6	526.9	557.3	584.3	2,226.1
Business separation costs(B)	—	—	—	7.5	7.5
Business restructuring and cost reduction actions(C)	24.3	52.9	49.6	53.3	180.1
Pension settlement loss(D)	—	11.9	1.4	6.0	19.3
Gain on previously held equity interest(G)	17.9	—	—	—	17.9
Gain on land sales(H)	—	—	—	33.6	33.6
Operating income	323.8	247.5	294.5	367.4	1,233.2
Loss on extinguishment of debt(E)	—	—	—	16.6	16.6
Income tax provision	76.8	63.0	74.7	85.7	300.2
Net income	337.5	296.9	333.2	350.0	1,317.6
Net income attributable to Air Products
Income from continuing operations	249.7	188.4	221.5	273.7	933.3
Income from discontinued operations	74.9	101.6	97.3	70.8	344.6
Net income attributable to Air Products	324.6	290.0	318.8	344.5	1,277.9
Basic Earnings Per Common Share Attributable to Air Products
Income from continuing operations	1.17	.88	1.03	1.27	4.34
Income from discontinued operations	.35	.47	.45	.33	1.61
Net income attributable to Air Products	1.52	1.35	1.48	1.60	5.95
Diluted Earnings Per Common Share Attributable to Air Products
Income from continuing operations	1.15	.87	1.02	1.26	4.29
Income from discontinued operations	.35	.46	.45	.32	1.59
Net income attributable to Air Products	1.50	1.33	1.47	1.58	5.88
Dividends declared per common share	.77	.81	.81	.81	3.20
Market price per common share – High	149.61	158.20	153.93	148.56
Market price per common share – Low	118.20	137.07	136.69	123.66

(A)
Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).

(B)	For additional information, see Note 3, Materials Technologies Separation.

(C)	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.

(D)	For additional information, see Note 16, Retirement Benefits.

(E)	For additional information, see Note 15, Debt.

(F)	Includes income tax expense for tax costs associated with business separation. For additional information, see Note 3, Materials Technologies Separation.

(G)	For additional information, see Note 6, Business Combination.

(H)	The gain is reflected on the consolidated income statements in “Other income (expense), net.” For additional information, see Note 24, Supplemental Information.